Stock-Based Compensation Awards - Schedule of Stock Options (Details) - 2019 Stock Incentive Plan [Member]		12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Schedule of Stock Options [Line Items]
Options, Ending Balance	9,797	8,817
Weighted-Average Exercise Price,Ending Balance (in Dollars per share) | $ / shares	$ 46	$ 46
Total Intrinsic Value, Ending Balance (in Dollars) | $
Weighted-Average Remaining Contractual Life (Years), Ending Balance	6 years 8 months 12 days	5 years 10 months 24 days
Options, Vested and exercisable		8,503
Weighted Average Exercise Price, Vested and exercisable (in Dollars per share) | $ / shares		$ 46
Total Intrinsic Value, Vested and exercisable (in Dollars) | $
Weighted-Average Remaining Contractual Life (Years), Vested and exercisable		5 years 10 months 24 days
Options, Exercised
Options, Issued
Options, Forfeited / cancelled		(980)